Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets
Schedule of changes in mortgage servicing rights (MSRs)

(in thousands)	2015	2014	2013

Balance at beginning of year	$2,762	$3,036	$2,549
Originated mortgage servicing rights	386	302	512
Changes in fair value:
Due to change in model inputs and assumptions (1)	372	66	723
Other changes in fair value (2)	(673)	(642)	(748)
Amortization	0	0	0

Balance at end of year	$2,847	$2,762	$3,036

(1)	The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
(2)	Other changes in fair value reflect changes due to customer payments and passage of time.

Schedule of key data and assumptions used in estimating the fair value of the Company's MSRs

	2015	2014
Weighted-Average Constant Prepayment Rate	9.58%	10.54%
Weighted-Average Note Rate	3.92%	3.99%
Weighted-Average Discount Rate	9.16%	9.21%
Weighted-Average Expected Life (in years)	5.90	5.70